DERIVATIVE LIABILITIES - Narrative Secured Convertible Loan and Non-voting Class A Convertible Preferred Shares (Details) $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended							12 Months Ended
	Aug. 30, 2024 CAD ($) $ / shares	May 25, 2023 CAD ($) tranches	Mar. 10, 2021 shares	Feb. 28, 2025 CAD ($) $ / shares shares	Aug. 31, 2024 CAD ($) shares	Jul. 31, 2024 CAD ($)	Jul. 31, 2024 USD ($)	Jan. 31, 2024 CAD ($) $ / shares	Nov. 30, 2023 CAD ($) $ / shares shares	Nov. 30, 2023 USD ($) shares	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2024 CAD ($) shares	May 25, 2023 USD ($) tranches
Disclosure of financial liabilities [line items]
Derivative liabilities (Note 12)											$ 28,832	$ 5,139
Gains (losses) on change in fair value of derivatives											$ (2,266)	$ (26)
Private placement (in shares) | shares			14,584,098								7,562,447	17,322,915
Secured convertible loan
Disclosure of financial liabilities [line items]
Derivative liabilities (Note 12)											$ 11	$ 368
Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Number of remaining tranches, secured convertible loan | tranches		2											2
Phylos Bioscience Inc. ("Phylos") | Secured convertible loan
Disclosure of financial liabilities [line items]
Derivative liabilities		$ 1,424
Financial liability derecognized						$ 752			$ 1,385
Gains (losses) on change in fair value of derivatives											(357)	762
British American Tobacco, Plc
Disclosure of financial liabilities [line items]
Issuance of shares through private placement, price per share (CAD per share) | $ / shares								$ 3.2203	$ 3.2203
Private placement (in shares) | shares									38,679,525	38,679,525
British American Tobacco, Plc | Non-voting Class A preferred shares
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 31,594							$ 1,921
Financial liability derecognized	$ 4,339
Gains (losses) on change in fair value of derivatives											6,937	(7,189)
Second and third | Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Secured convertible loan advanced													$ 4,750
Second | Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Secured convertible loan, payment period		12 months
Second | Phylos Bioscience Inc. ("Phylos") | Secured convertible loan
Disclosure of financial liabilities [line items]
Cash advances and loans made to other parties, classified as investing activities										$ 2,750
Second | British American Tobacco, Plc
Disclosure of financial liabilities [line items]
Issuance of shares through private placement, price per share (CAD per share) | $ / shares	$ 3.2203
Private placement (in shares) | shares					8,463,435
Second | British American Tobacco, Plc | Non-voting Class A preferred shares
Disclosure of financial liabilities [line items]
Financial liability derecognized					$ 4,339
Third | Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Secured convertible loan, payment period		24 months
Third | Phylos Bioscience Inc. ("Phylos") | Secured convertible loan
Disclosure of financial liabilities [line items]
Cash advances and loans made to other parties, classified as investing activities							$ 1,000
Third | British American Tobacco, Plc
Disclosure of financial liabilities [line items]
Issuance of shares through private placement, price per share (CAD per share) | $ / shares				$ 3.2203
Private placement (in shares) | shares				5,330,728
Third | British American Tobacco, Plc | Non-voting Class A preferred shares
Disclosure of financial liabilities [line items]
Derivative liabilities											$ 0	$ 4,771
Financial liability derecognized				$ 2,165